Long-term Debt (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)	Aug. 31, 2016	Dec. 31, 2013 USD ($)
Long-term debt [Line Items]
Cash and cash equivalents	$ 181,758	$ 208,056	$ 86,000			$ 53,548
Restricted cash	5,121	3,769
Long term debt - current portion	$ 0	$ 127,141
Weighted average interest rate	4.13%	3.69%	3.53%
Unused credit facilities, commitment fee	$ 472	$ 3,157
Number of vessels	67
Loan reference interest rate	LIBOR
Write off of unamortized deferred financing fees	$ 2,375	974	$ 652
Number of banks					15
Amount of equity to be raised under debt instrument covenants				$ 50,000
Unamortized deferred finance fees	10,496	16,037
Not legally restricted
Long-term debt [Line Items]
Cash and cash equivalents	47,566	150,000
Legally restricted
Long-term debt [Line Items]
Restricted cash	14,004	13,997
Reclassification adjustment due to SCR shortfall
Long-term debt [Line Items]
Long term debt - current portion		14,268
8.00% 2019 Notes
Long-term debt [Line Items]
Unamortized deferred finance fees	$ 1,243	$ 1,677
First-priority mortgage
Long-term debt [Line Items]
Number of vessels	61
Amount of vessels pledged as collateral	$ 1,478,226
Cross collateral, Bareboat vessels
Long-term debt [Line Items]
Capital leased assets, Number of vessels	6
Capital leased assets, Net book value	$ 228,679